SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I — SUMMARY OF INVESTMENTS —
OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2025

Column A	Column B	Column C	Column D
(Dollars in millions)	Cost	Fair Value	Amount Shown in Balance Sheet
Fixed maturities - available for sale
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$845	$830	$830
Obligations of U.S. states and political subdivisions	45	41	41
Corporate securities	9,913	9,882	9,882
Asset-backed securities	5,094	5,077	5,077
Mortgage-backed securities:
Agency commercial	404	412	412
Non-agency commercial	1,151	1,121	1,121
Agency residential	5,544	5,465	5,465
Non-agency residential	1,689	1,721	1,721
Foreign government securities	2,400	2,371	2,371
Foreign corporate securities	7,535	7,653	7,653
Total fixed maturities-available for sale	34,620	34,573	34,573

Fixed maturities - held to maturity
Foreign corporate securities	79	84	78
Corporate securities	166	169	164
Asset-backed securities	328	322	325
Mortgage-backed securities:
Commercial	—	—	—
Total fixed maturities-held to maturity	573	576	567
Equity securities - at fair value (1)	179	180	180
Short-term investments	2,994	2,994	2,994
Other invested assets	5,796	5,796	5,796
Cash	1,318	1,318	1,318
Total investments and cash	$45,481	$45,437	$45,429
(Some amounts may not reconcile due to rounding.)
(1) Original cost does not reflect fair value adjustments, which have been realized through the statements of operations and comprehensive income (loss).